Share capital and other reserves - Ordinary shares (Details)					12 Months Ended
	Dec. 23, 2024 GBP (£) shares	Dec. 23, 2024 USD ($) $ / shares shares	Mar. 13, 2024 GBP (£) shares	Mar. 13, 2024 USD ($) shares	Dec. 31, 2024 GBP (£) shares	Dec. 31, 2024 $ / shares	Sep. 30, 2024 GBP (£)	Jun. 30, 2024 GBP (£)	May 22, 2024 GBP (£) shares	Dec. 31, 2023 shares
Share capital and other reserves
Number of shares issued | shares					47,557,591
Proceeds received					£ 15,629,000
Proceeds received					15,629,000
Treasury share reserve					£ 803,000		£ 803,000	£ 803,000	£ 803,000
Number of shares held in treasury | shares					140,000				140,000	0
Partial conversion of convertible loan notes					£ 280,605,000
Convertible senior secured notes
Share capital and other reserves
Number of shares issued | shares					47,343,585
Ordinary shares | shares	47,343,585	47,343,585
Market value per share | $ / shares		$ 7.42
Convertible senior secured notes | First half of principal amount
Share capital and other reserves
Original Debt, Amount | $		$ 130,000,000
Conversion price (Per share price) | $ / shares		$ 2.75
Conversion rate | shares		363.636
Convertible senior secured notes principal amount, per instrument | $		$ 1,000
Imagination Aero Ltd
Share capital and other reserves
Number of shares issued | shares			200,000	200,000	200,000
Proceeds received			£ 15,629,000		£ 15,629,000
Ordinary Share
Share capital and other reserves
Number of shares issued | shares					47,557,591
Par Value Per Share | $ / shares						$ 0.001
Share capital
Share capital and other reserves
Premium arising					£ 38,072
Partial conversion of convertible loan notes					38,000
Share capital | Convertible senior secured notes
Share capital and other reserves
Premium arising					37,817
Share capital | Exercise of Nil-Cost Options
Share capital and other reserves
Premium arising					99
Share capital | Imagination Aero Ltd
Share capital and other reserves
Premium arising					£ 156
Exercise of Nil-Cost Options | Exercise of Nil-Cost Options
Share capital and other reserves
Number of shares issued | shares					14,006
Share premium
Share capital and other reserves
Premium arising					£ 296,196,000
Partial conversion of convertible loan notes					280,567,000
Share premium | Convertible senior secured notes
Share capital and other reserves
Premium arising	£ 280,567,000				280,567,000
Share premium | Imagination Aero Ltd
Share capital and other reserves
Premium arising			£ 15,629,000	$ 20,000,000	£ 15,629,000